Annual Total Returns (Vanguard Intermediate-Term Treasury Fund - Admiral Shares Participant:) (Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Annual Total Return
2014	4.42%
2013	(2.99%)
2012	2.78%
2011	9.91%
2010	7.48%
2009	(1.56%)
2008	13.49%
2007	10.15%
2006	3.30%
2005	2.47%